Financial and Non-Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Marketable Securities Held In Rabbi Trusts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gain attributed to sale of securities in Rabbi Trust			0.5
Fair Value, Measurements, Recurring | maturities less than one year | Municipal Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Maturities date	maturities less than 1 year	maturities less than 1 year	maturities less than 1 year
Fair Value, Measurements, Recurring | maturities less than one year | Maximum | Municipal Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Maturities duration	1 year	1 year	1 year
Fair Value, Measurements, Recurring | maturities greater than one year | Municipal Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Maturities date			maturities 1 to 2 years
Fair Value, Measurements, Recurring | maturities greater than one year | Maximum | Municipal Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Maturities duration			2 years
Fair Value, Measurements, Recurring | maturities greater than one year | Minimum | Municipal Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Maturities duration			1 year